Warrant derivative liability (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
PIPE convertible preference shares [member]
IfrsStatementLineItems [Line Items]
Fair value of warrant derivative liabilities	$ 10,120	$ 5,450
ASEAN [member]
IfrsStatementLineItems [Line Items]
Fair value of warrant derivative liabilities	$ 1,570